Document and Entity Information	Aug. 25, 2020
Cover [Abstract]
Entity Registrant Name	SHILOH INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000904979
Document Type	8-K
Document Period End Date	Aug. 25, 2020
Entity Incorporation State Country Code	DE
Entity File Number	0-21964
Entity Tax Identification Number	51-0347683
Entity Address, Address Line One	880 Steel Drive
Entity Address, City or Town	Valley City
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44280
City Area Code	(330)
Local Phone Number	558-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 per share
Trading Symbol	SHLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false